LEASES - Schedule of Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	€ 6,309	€ 5,218
Interest expense accrued	4,478
Increase (decrease) through financing cash flows, liabilities arising from financing activities	50,670
Balance at 31 December	8,300	6,309
- Current portion	1,598	1,946	€ 1,441
- Non-current portion	6,702	4,363	€ 3,350
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New Leases	3,308	2,641
Interest expense accrued	596	663
Increase (decrease) through financing cash flows, liabilities arising from financing activities	€ (1,913)	€ (2,213)